Note 22 - Leases - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	€ 4,000	€ 4,000
Of which: Properties leases	4,000	4,000
Of which: Vehicle leases	13	10
Carrying amount of lease liabilities included in "Other liabilities"	4,493	4,470
Of which: Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	477
Interest expense recorded from the compounding of the lease liabilities	113	85
Expenses relating to short-term leases	1	1
Expenses relating to low-value assets	0	0
Income from the subletting of RoU assets	29	29
Total cash outflow for leases	645	691
Of which: Expenditures made for real estate rentals	638	683
Of which: Principal portion of lease payments	534	607
Of which: Payments for the interest portion	111	€ 84
Potential payment exposures arising from extension options	4,900
Future payments for leases not yet commenced, but to which the Group is committed	€ 40